Summary of Significant Accounting Policies and Critical Accounting Estimates (Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Raw materials	$ 27,051	$ 24,781
Work in process	21,066	22,489
Finished goods	88,469	85,006
Total inventories, net	$ 136,586	$ 132,276